Document and Entity Information	Jun. 21, 2022
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	R1 RCM Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34746
Entity Tax Identification Number	87-4340782
Entity Address, Address Line One	434 W. Ascension Way
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	312
Local Phone Number	324-7820
Entity Information, Former Legal or Registered Name	Project Roadrunner Parent Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-30
Entity Central Index Key	0001910851
Amendment Flag	false